LEASES - Future payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
2022	$ 767,324
2023	780,871
2024	777,685
2025	685,570
2026	630,004
Thereafter	1,880,840
Total Future Minimum Lease Payments	5,522,294
Less Impute Interest	(2,387,660)
Total Amount Representing Present Value	3,134,634
Less Current Portion of Operating Lease Liabilities	(269,154)	$ (327,329)
Operating Lease Liabilities, Net of Current Portion	2,865,480	$ 2,318,852
Third Parties
Lessee, Lease, Description [Line Items]
2022	374,197
2023	384,088
2024	384,088
2025	365,566
2026	310,000
Thereafter	1,320,833
Total Future Minimum Lease Payments	3,138,772
Less Impute Interest	(1,479,098)
Total Amount Representing Present Value	1,659,674
Less Current Portion of Operating Lease Liabilities	(109,136)
Operating Lease Liabilities, Net of Current Portion	1,550,538
Related Parties
Lessee, Lease, Description [Line Items]
2022	393,127
2023	396,783
2024	393,597
2025	320,004
2026	320,004
Thereafter	560,007
Total Future Minimum Lease Payments	2,383,522
Less Impute Interest	(908,562)
Total Amount Representing Present Value	1,474,960
Less Current Portion of Operating Lease Liabilities	(160,018)
Operating Lease Liabilities, Net of Current Portion	$ 1,314,942